Consolidated Balance Sheets - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Current assets
Cash	$ 1,891,772	$ 3,067,983	$ 6,237,182
Receivables	412,310	210,423	116,017
Inventory	4,173,573	4,054,473	2,692,647
Prepaid expenses and deposits	881,628	773,450	778,037
Current portion of assets classified as held for sale	1,383,089	2,178,145	1,492,826
Total current assets	8,742,372	10,284,474	11,316,709
Non-current assets
Property and equipment	4,685,118	4,869,593	2,748,636
Right-of-use assets	8,385,533	8,875,884	9,337,248
Intangible assets	7,886,825	9,224,165	10,957,961
Goodwill	28,541,323	28,541,323	28,541,323
Security deposit	46,871	49,011	47,739
Deferred tax asset	23,362	0	556,514
Assets classified as held for sale			3,313,334
Total assets	58,311,404	61,844,450	66,819,464
Current liabilities
Accounts payable and accrued liabilities	2,921,426	2,508,869	2,680,996
Promissory note payable - current portion	2,026,667	6,080,000	6,080,000
Convertible promissory notes	1,156,259	1,281,442	2,202,646
Income taxes payable	7,736,858	4,870,170	3,378,299
Deferred revenue	94,068	0
Lease liabilities - current portion	398,723	325,698	260,621
Current portion of liabilities classified as held for sale	640,266	874,379	628,171
Deferred income tax liability	0	33,558
Total current liabilities	14,974,267	15,974,116	15,230,733
Non-current liabilities
Lease liabilities	8,554,702	8,953,425	9,279,123
Deposit liability	175,000	100,000	0
Promissory note payable	0	2,026,667	8,106,667
Derivative liability	239,700	1,006,368	9,759,127
Reclamation obligation	52,659	55,272	55,008
Liabilities classified as held for sale			1,132,658
Total liabilities	23,996,328	28,115,848	43,563,316
Commitments and contingencies
SHAREHOLDERS' EQUITY
Common stock, no par value; unlimited shares authorized; 120,047,814 and 120,047,814 and 117,057,860 shares issued and outstanding as of January 31, 2023 and 2022 and 2021, respectively	105,445,792	105,236,351	103,636,830
Commitment to issue shares	628,141	628,141	649,928
Accumulated other comprehensive loss	(2,287,145)	(2,370,967)	(1,604,126)
Deficit	(69,471,712)	(69,764,923)	(79,426,484)
Total shareholders' equity	34,315,076	33,728,602	23,256,148
Total liabilities and shareholders' equity	$ 58,311,404	$ 61,844,450	$ 66,819,464